CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 367.1	$ 407.8
Receivables and other current assets	85.7	128.0
Inventories	266.3	199.9
Assets held for sale	34.6	785.6
Current assets	753.7	1,521.3
Non-current assets
Property, plant and equipment	3,496.5	2,598.0
Exploration and evaluation assets	14.4	28.3
Restricted cash	90.5	56.3
Inventories	106.5	92.4
Other assets	76.3	128.8
Non-current assets	3,784.2	2,903.8
Assets	4,537.9	4,425.1
Current liabilities
Accounts payable and accrued liabilities	317.6	294.1
Income taxes payable	5.8	37.8
Other current liabilities	35.0	24.2
Current portion of lease liabilities	21.1	5.1
Current portion of long-term debt	5.0	8.7
Current portion of deferred revenue	240.7	0.0
Liabilities held for sale	5.6	276.3
Current liabilities	630.8	646.2
Non-current liabilities
Deferred income tax liabilities	0.7	22.6
Provisions	360.1	310.4
Leases	100.2	68.7
Long-term debt	825.8	910.0
Côté Gold repurchase option	345.3	0.0
Deferred revenue	10.9	240.8
Other liabilities	0.0	19.6
Non-current liabilities	1,643.0	1,572.1
Liabilities	2,273.8	2,218.3
Equity
Common shares	2,732.1	2,726.3
Contributed surplus	59.2	58.2
Accumulated deficit	(538.3)	(632.4)
Accumulated other comprehensive income (loss)	(47.0)	(21.3)
Attributable to equity holders	2,206.0	2,130.8
Non-controlling interests	58.1	76.0
Equity	2,264.1	2,206.8
Contingencies and commitments
Subsequent events
Liabilities and Equity	$ 4,537.9	$ 4,425.1